Non-operating income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Other income (expense)

		Year Ended December 31,
(in KUSD)	Note	2021	2020	2019

Convertible loans, derivatives, change in fair value income (expense)	24	34,893	(45,411)	—
Convertible loans, derivatives, transaction costs	24	(148)	(1,571)	—
Share of results with joint venture	19	(6,672)	24,368	—
Exchange differences		50	(576)	(255)
R&D tax credit		366	584	1,655
Non-operating income (expense)		28,489	(22,606)	1,400